May 2018
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Nick Xeros
Account Administrator
312-332-7464
nicholas.xeros@usbank.com
www.usbank.com/abs
190 South Lasalle St. 7th Floor
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Cantor Commercial Real Estate Lending, L.P.
Mortgage Loan Seller:
Citigroup Global Markets Realty Corp.
Mortgage Loan Seller:
Goldman Sachs Mortgage Company
Mortgage Loan Seller:
MC-Five Mile Commercial Mortgage Finance LLC
Mortgage Loan Seller:
Starwood Mortgage Funding I LLC
Depositor:
GS Mortgage Securities Corporation II
Trustee:
U.S. Bank National Association
Certificate Administrator:
U.S. Bank National Association
Custodian:
U.S. Bank National Association
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
CWCapital Asset Management LLC
Special Servicer:
LNR Partners, LLC
Operating Advisor:
Pentalpha Surveillance LLC
Payment Date:
May 11, 2018
Prior Payment:
Apr 12, 2018
Next Payment:
Jun 12, 2018
Record Date:
Apr 30, 2018
Determination Date:
May 7, 2018
First Payment Date:
Jan 12, 2015
Closing Date:
Dec 8, 2014
Rated Final Distribution Date:
Nov 12, 2047
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust Services ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S.
Bank has not independently verified information received from any such third party.
Payment Detail

Payment Detail (Exchange Certificates)

Factor Detail

Principal Detail

Interest Detail

Reconciliation of Funds

Additional Loan Detail

Historical Loan Modification Report

Bond Collateral Realized Loss Reconciliation

Historical Delinquency & Liquidation (Stated)

Historical Delinquency & Liquidation (Actual)

Delinquency Summary Report

REO Additional Detail

REO Status Report

Historical Liquidation Loss Loan Detail

Interest Adjustment Reconciliation

Appraisal Reduction Report

Loan Level Detail

Material Breaches and Document Defects

Mortgage Loan Characteristics

Delinquent Loan Detail

Investor Notice note page